Equity (Noncontrolling Interests - Narrative) (Details) - USD ($) $ in Millions	Jun. 20, 2017	Apr. 28, 2017
Noncontrolling Interest [Abstract]
Noncontrolling interest, amounts represented by preferred stock	$ 50	$ 15